STATEMENT OF ADDITIONAL INFORMATION

Causeway International Value Fund

Institutional Class (CIVIX)

Investor Class (CIVVX)

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

Causeway Emerging Markets Fund

Institutional Class (CEMIX)

Investor Class (CEMVX)

Causeway International Opportunities Fund

Institutional Class (CIOIX)

Investor Class (CIOVX)

Causeway Global Absolute Return Fund

Institutional Class (CGAIX)

Investor Class (CGAVX)

Causeway International Small Cap fund

Institutional Class (CIISX)

Investor Class (CVISX)

SUPPLEMENT DATED JULY 22, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 28, 2016, AS SUPPLEMENTED MARCH 23, 2016

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AS SUPPLEMENTED, AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION, AS SUPPLEMENTED.

Under “Shareholder Service Arrangements” the existing table is supplemented to add the following financial institutions that are parties to agreements entitling them to receive payments from the Distributor under the Service Plan and/or the Investment Adviser from its own resources, as indicated:

Service Provider	Payments Received From

Minnesota Life Insurance Company/ Securian Financial Group	Distributor and Investment Adviser

U.S. Bank, N.A.	Distributor and Investment Adviser

Under “Shareholder Service Arrangements” the entries in the existing table for MetLife Securities, Inc./FASCorp and Pershing LLC are amended to read as follows:

MSI Financial Services, Inc.	Distributor and Investment Adviser

Pershing LLC / BNY Mellon N.A.	Investment Adviser

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CCM-SX-008-0100